NOTES PAYABLE - BANK	12 Months Ended
Dec. 31, 2011
NOTES PAYABLE - BANK [Abstract]
NOTES PAYABLE - BANK

NOTE 7 - NOTES PAYABLE - BANK

United States

The Company had an arrangement with a commercial bank, which provided it with up to $8,000 in borrowings and letters of credit subject to a borrowing base limitation. The borrowing base limitation was equivalent to: (i) 85% of eligible accounts receivable, as defined, plus (ii) 95% of the Company's certificate of deposit, plus (iii) $775 representing a standby letter of credit that was provided to the commercial bank by an entity related to the Company's main shareholder (see Note 9), minus (iv) letter of credit obligations, minus (v) $500 representing a discretionary reserve established by the commercial bank. Borrowings under the arrangement were secured by the Company's accounts receivable of one of the Company's subsidiaries in the United States ($6,348 as of December 31, 2010), a $3,500 certificate of deposit and the $775 letter of credit that was provided to the commercial bank by an entity related to the Company's main shareholder.

In May 2011, the Company entered into a new credit facility with an independent lender to replace its previous line of credit arrangement and repay all amounts owed to the commercial bank. The new credit facility provides the Company with up to $9,000 in borrowings subject to a borrowing base limitation. The borrowing base limitation is equivalent to: (i) 85% of eligible accounts receivable, as defined, plus (ii) 75% of eligible unbilled receivables, as defined, plus (iii) 95% of the Company's $3,500 in cash collateral (see Note 2) plus (iv) 95% of a $775 standby letter of credit that was provided to the lender by an entity related to the Company's main shareholder (see Note 9). Borrowings under the new credit facility are secured by certain assets of one of the Company's subsidiaries in the United States, including accounts receivable and unbilled receivables ($5,716 as of December 31, 2011), equipment, cash and cash equivalents, a $3,500 certificate of deposit, and the $775 letter of credit that was provided to the lender by an entity related to the Company's main shareholder. The new credit facility expires on May 25, 2013.

Borrowings made under the commercial bank arrangement were designated as either prime rate or LIBOR loans at the option of the Company. Prime rate loans bear interest, which is payable monthly, at the bank's prime rate plus 1% per annum. LIBOR loans bear interest, which is payable monthly, at LIBOR plus 350 basis points, per annum.

Borrowings made under the new credit facility bear interest, which is payable monthly, at LIBOR (subject to a floor of 1.75%) plus 4.5% per annum.

The Company's weighted average interest rate during the years ended December 31, 2011, 2010 and 2009 is 6.35%, 6.08% and 4.25%, respectively.

The Company capitalized $650 in costs associated with obtaining the new credit facility, including a success fee to the independent lender of $300. The success fee is payable in twenty-four monthly installments of approximately $12,500 commencing in June 2011 through May 2013.

In July 2011, the Company amended the new credit facility to increase the maximum borrowing amount to $10,000 and permit the Company to include 100% of its $3,500 in cash collateral into the borrowing base limitation.

In October 2011, the Company amended the new credit facility to temporarily increase the maximum borrowing amount to $11,000 for October 2011 and November 2011.

In December 2011, the Company amended the new credit facility to revise the borrowing base limitation to: (i) 80% of eligible accounts receivable, as defined, plus (ii) 70% of eligible unbilled receivables, as defined, plus (iii) 100% of the Company's $3,500 in cash collateral plus (iv) 95% of a $775 standby letter of credit that was provided to the lender by an entity related to the Company's main shareholder.

The Company evaluated the terms of the amendments and concluded that they do not constitute substantive modifications.

As of December 31, 2011 and 2010, the Company had approximately $8,086 and $6,600, respectively, outstanding under line of credit arrangements. As of December 31, 2011, the Company has $262 in unused borrowing capacity under the new credit facility.

The new credit facility includes various financial and non-financial covenants, including the maintenance of a specified fixed charge coverage ratio and a minimum level of EBITDA. As of December 31, 2011, the Company is in default of its new credit facility as a result of the violation of certain financial and non-financial covenants. While the independent lender is not waiving these violations and is reserving all rights and remedies available to it under the credit facility and law, it is presently not exercising these rights and remedies.

Europe

In September 2011, the Company entered into a line of credit arrangement with a commercial bank to provide it with up to €300 ($389 as of December 31, 2011) in borrowings and €63 ($81 as of December 31, 2011) in guarantees. Borrowings under the line of credit arrangement bear interest, which is payable monthly, at 6% per annum. The line of credit arrangement is secured by the accounts receivable of one of the Company's European subsidiaries ($3,080 as of December 31, 2011) and expires on January 1, 2013.

As of December 31, 2011 the Company does not have any outstanding borrowings under the line of credit arrangement. As of December 31, 2011, the Company has €300 ($389 as of December 31, 2011) in unused borrowing capacity under the line of credit arrangement (see Note 15).